Variable Interest Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Variable Interest Entities
Variable Interest Entities

Note 18: Variable Interest Entities

Management accounts for Variable Interest Entity (“VIE”) transactions utilizing an ongoing interest assessment in accordance with ASC 810, Variable Interest Entities and Principles of Consolidation.

In 2017, Holdings, by way of one of its wholly-owned subsidiaries (P3-NV) entered a collective Stock Transfer Restriction Agreement with the three shareholders of two medical practices, Bacchus Wakefield Kahan, PC (“BACC”) and Kahan Wakefield Abdou, PLLC (“KWA”). The Transfer Restriction Agreement, by way of a Call Option, unequivocally permits P3-NV to select and appoint Successor Physicians to these medical practices if a shareholder vacates their ownership position.

Pursuant to ASC 810, both the “power of control” and “economics” criterion were reviewed for VIE consideration. P3-NV is a single member limited liability company, controlled by Holdings. Holdings’ debt and equity holders collectively represent a “single decision maker” for Holdings and its investment in P3-NV. As to P3-NV’s ability to appoint Successor Physicians to these medical practices, this demonstrates “power of control”. Also, the Deficit Funding Agreement in place between P3-NV and BACC/KWA (see “Related Parties”) states P3-NV will advance BACC/KWA funds, as needed, to support BACC’s/KWA’s working capital needs to the extent operating expenses exceed gross revenue. This funding arrangement further illustrates and fulfills the economic criteria for VIE consolidation.

Management concluded BACC and KWA are VIEs and P3 is the primary beneficiary. Therefore, both practices are consolidated as VIEs. KWA had no financial activity for Management to consider for the periods ended September 30, 2021 nor December 31, 2020. Therefore, the following exhibits include the balance sheets and statement of operations only for BACC:

	Unaudited
	September 30, 2021	December 31, 2020
ASSETS
Cash	$113,265	$183,836
Client Fees and Insurance Receivable, Net	307,622	335,358
Prepaid Expenses and Other Current Assets	357,222	285,363
Property, Plant and Equipment, Net	37,057	22,309
TOTAL ASSETS	$815,167	$826,866

LIABILITIES AND MEMBERS’ DEFICIT
Accounts Payable and Accrued Expenses	$886,072	$686,680
Accrued Payroll	1,304,083	1,019,940
Due to Consolidated Entities of P3	24,856,071	17,307,627
TOTAL LIABILITIES	27,046,226	19,014,247

MEMBERS’ DEFICIT	(26,231,059)	(18,187,381)
TOTAL LIABILITIES AND MEMBERS’ DEFICIT	$815,167	$826,866

	Unaudited
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Revenue	$2,239,704	$2,286,505	$6,924,861	$5,235,351
Expenses	5,041,669	1,410,945	14,968,539	8,685,811
Net Loss	$(2,801,965)	$875,560	$(8,043,678)	$(3,450,460)

Note 21: Variable Interest Entities

Management accounts for Variable Interest Entity (“VIE”) transactions utilizing an ongoing interest assessment in accordance with ASC 810, Variable Interest Entities and Principles of Consolidation.

In 2017, Holdings, by way of one of its wholly-owned subsidiaries (P3-NV) entered a collective Stock Transfer Restriction Agreement with the three shareholders of two medical practices, Bacchus Wakefield Kahan, PC (“BACC”) and Kahan Wakefield Abdou, PLLC (“KWA”). The Transfer Restriction Agreement, by way of a Call Option, unequivocally permits P3-NV to select and appoint Successor Physicians to these medical practices if a shareholder vacates their ownership position.

Pursuant to ASC 810, both the “power of control” and “economics” criterion were reviewed for VIE consideration. P3-NV is a single member limited liability company, controlled by Holdings. Holdings’ debt and equity holders collectively represent a “single decision maker” for Holdings and its investment in P3-NV. As to P3-NV’s ability to appoint Successor Physicians to these medical practices, this demonstrates “power of control”. Also, the Deficit Funding Agreement in place between P3-NV and BACC/KWA (see “Related Parties”) states P3-NV will advance BACC/KWA funds, as needed, to support BACC’s/KWA’s working capital needs to the extent operating expenses exceed gross revenue. This funding arrangement further illustrates and fulfills the economic criteria for VIE consolidation.

Management concluded BACC and KWA are VIEs and P3 is the primary beneficiary. Therefore, both practices are consolidated as VIEs. KWA had no financial activity for Management to consider for the years ended December 31, 2019 nor December 31, 2020. Therefore, the following exhibits include the balance sheet and income statement only for BACC for the periods presented:

	2019	2020
ASSETS
Cash	$350,446	$183,836
Client Fees and Insurance Receivable, net	510,487	335,358
Prepaid Expenses and Other Current Assets	107,020	285,363
Property, Plant and Equipment, net	13,109	22,309
TOTAL ASSETS	$981,062	$826,866
LIABILITIES AND MEMBERS’ DEFICIT
Accounts Payable and Accrued Expenses	$317,158	$686,680
Accrued Payroll	1,009,161	1,019,940
Due to Consolidated Entities of P3	13,535,053	17,307,627
TOTAL LIABILITIES	14,861,372	19,014,247
MEMBERS’ DEFICIT	(13,880,310)	(18,187,381)
TOTAL LIABILITIES AND MEMBERS’ DEFICIT	$981,062	$826,866

	2018	2019	2020
Revenue	$639,635	$4,389,688	$7,611,427
Expenses	6,612,353	12,297,280	11,918,498
Net Loss	$(5,972,718)	$(7,907,592)	$(4,307,071)